STOCKHOLDERS' EQUITY - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions			3 Months Ended			12 Months Ended
	Dec. 21, 2020	Aug. 11, 2010	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	May 26, 2021	Aug. 14, 2020
Class of Stock [Line Items]
Common stock, par value (USD per share)			$ 0.01			$ 0.01	$ 0.01
Common Stock
Class of Stock [Line Items]
Issuance of common stock (shares)		20,000	917,769	1,242,475	2,223,298	4,211,747	9,335,895	9,615,850
Share price (USD per share)		$ 10.00
Issuance of common stock in connection with the Mergers (shares)	52,600,000					52,574,431
Consideration per share (USD per share)	$ 7.31
Distribution reinvestment plan
Class of Stock [Line Items]
Common stock, shares authorized, value (maximum)						$ 600.0	$ 600.0	$ 600.0
Common stock, par value (USD per share)						$ 0.01
Share price (USD per share)									$ 7.20	$ 7.31